THE ADVISORS’ INNER CIRCLE FUND

Sands Capital Global Growth Fund

(the “Fund”)

Supplement dated July 1, 2024 to:

•	The Fund’s Institutional Class Prospectus and Investor Class Prospectus, each dated March 1, 2024 (the “Prospectuses”).

This supplement provides new and additional information beyond that contained in the
Prospectuses and should be read in conjunction with the Prospectuses.

Daniel Pilling, a Portfolio Manager and Senior Research Analyst with Sands Capital Management (“Sands”), has been named as a Co-Portfolio Manager of the Sands Global Growth Fund (the “Fund”), effective July 1, 2024. Mr. Pilling will serve as Co-Portfolio Manager of the Fund alongside David Levanson, Perry Williams, and Brian Christiansen. Accordingly, effective immediately, the Prospectuses are hereby amended and supplemented as follows:

1.	The following is hereby added to the “Portfolio Managers” section on page 12 of the Prospectuses:

David Pilling, Portfolio Manager and Senior Research Analyst, has managed the Fund since 2024.

2.	Under the “Portfolio Managers” section of the Prospectuses on page 23, the following is hereby added:

Daniel Pilling is a portfolio manager for the Fund. Mr. Pilling, Portfolio Manager and Senior Research Analyst, has worked for the Adviser since 2018. Mr. Pilling originally joined the Adviser as a Research Analyst and was promoted to Senior Research Analyst in 2021. Prior to joining the Adviser in 2018, Mr. Pilling served as an Analyst at Balyasny Asset Management from 2015-2017, Millennium Capital Partners from 2014-2015, and QVT Financial from 2012-2014. Prior to 2012, Mr. Pilling served as a Research Associate at Fidelity from 2010-2011 and an Analyst at Greenhill & Co. from 2007-2009. Mr. Pilling received his BA in Business Finance and Economics from Manchester Business School in 2006 and his Master of Philosophy in Finance from Cambridge University in 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAN-SK-008-0100

THE ADVISORS’ INNER CIRCLE FUND

Sands Capital Global Growth Fund

(the “Fund”)

Supplement dated July 1, 2024 to:

•	The Fund’s Statement of Additional Information dated March 1, 2024 (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Daniel Pilling, a Portfolio Manager and Senior Research Analyst with Sands Capital Management (“Sands”), has been named as a Co-Portfolio Manager of the Sands Global Growth Fund (the “Fund”), effective July 1, 2024. Mr. Pilling will serve as Co-Portfolio Manager of the Fund alongside David Levanson, Perry Williams, and Brian Christiansen. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	The following row is added to the table relating to the “Fund Shares Owned by Portfolio Managers” on page S-32:

Name	Dollar Range of Fund Shares Owned
Daniel Pilling*	None

*	Valuation date is May 31, 2024.

2.	The following row is added to the “Other Accounts” managed by portfolio managers of the Fund on page S-32:

Name	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Billions)
Daniel Pilling *	0	$0	0	$0	0	$0

*	Valuation date is May 31, 2024.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAN-SK-009-0100